9. TRANSACTIONS WITH RELATED PARTIES (Details 4) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Related Party 1
Disclosure of transactions between related parties [line items]
Name of related party		Viñedos Emiliana S.A.
Nature of relationship		By director
Nature of transaction		Sale of raw material and products
Related party transaction		$ 225,055	$ 61,433
Related party transaction through profit or loss		$ 23,155	52,220
Related Party 2
Disclosure of transactions between related parties [line items]
Name of related party		Viñedos Emiliana S.A.
Nature of relationship		By director
Nature of transaction		Sale of services and other
Related party transaction		$ 86,076	900,364
Related party transaction through profit or loss		$ 86,076	765,341
Related Party 3
Disclosure of transactions between related parties [line items]
Name of related party		Viñedos Emiliana S.A.
Nature of relationship		By director
Nature of transaction		Purchase of raw material and products
Related party transaction		$ 1,729,869	69,140
Related party transaction through profit or loss		$ 0	(4,069)
Related Party 4
Disclosure of transactions between related parties [line items]
Name of related party		Viñedos Emiliana S.A.
Nature of relationship		By director
Nature of transaction		Purchase of services and other
Related party transaction		$ 861,845	4,772,302
Related party transaction through profit or loss		$ (861,845)	(208,892)
Related Party 5
Disclosure of transactions between related parties [line items]
Name of related party		Agrícola Los Alamos Ltda.
Nature of relationship		By manager
Nature of transaction		Purchase of raw material and products
Related party transaction		$ 764,677	0
Related party transaction through profit or loss		$ 0	0
Related Party 6
Disclosure of transactions between related parties [line items]
Name of related party		Industria Corchera S.A.
Nature of relationship		Associate
Nature of transaction		Sale of raw material and products
Related party transaction		$ 0	115
Related party transaction through profit or loss		$ 0	96
Related Party 7
Disclosure of transactions between related parties [line items]
Name of related party		Industria Corchera S.A.
Nature of relationship		Associate
Nature of transaction		Purchase of raw material and products
Related party transaction		$ 5,874,821	5,308,213
Related party transaction through profit or loss		$ 0	(46,168)
Related Party 8
Disclosure of transactions between related parties [line items]
Name of related party		Industria Corchera S.A.
Nature of relationship		Associate
Nature of transaction		Purchase of services and other
Related party transaction		$ 0	2,387,842
Related party transaction through profit or loss		$ 0	(20,768)
Related Party 9
Disclosure of transactions between related parties [line items]
Name of related party		Viña Almaviva S.A.
Nature of relationship		Associate
Nature of transaction		Sale of raw material and products
Related party transaction		$ 487,107	351,187
Related party transaction through profit or loss		$ 402,132	293,842
Related Party 10
Disclosure of transactions between related parties [line items]
Name of related party		Viña Almaviva S.A.
Nature of relationship		Associate
Nature of transaction		Sale of services and other
Related party transaction		$ 2,261	59,302
Related party transaction through profit or loss		$ 2,261	49,619
Related Party 11
Disclosure of transactions between related parties [line items]
Name of related party		Viña Almaviva S.A.
Nature of relationship		Associate
Nature of transaction		Purchase of raw material and products
Related party transaction		$ 738,932	726,788
Related party transaction through profit or loss		$ 0	(22,069)
Related Party 12
Disclosure of transactions between related parties [line items]
Name of related party		Viña Almaviva S.A.
Nature of relationship		Associate
Nature of transaction		Purchase of services and other
Related party transaction		$ 29,246	77,815
Related party transaction through profit or loss		$ (29,246)	(2,363)
Related Party 13
Disclosure of transactions between related parties [line items]
Name of related party		Agricola Gabriela Ltda.
Nature of relationship		Associate
Nature of transaction		Purchase of raw materials and products
Related party transaction		$ 61,158	0
Related party transaction through profit or loss		$ 0	0
Related Party 14
Disclosure of transactions between related parties [line items]
Name of related party		Soc. Comercial y Promotora La Uva Ltda.
Nature of relationship		By director
Nature of transaction		Purchase of services and other
Related party transaction		$ 0	2,792
Related party transaction through profit or loss		$ 0	(1,275)
Related Party 15
Disclosure of transactions between related parties [line items]
Name of related party		Frutícola Viconto S.A.
Nature of relationship		By director
Nature of transaction		Sale of services and other
Related party transaction		$ 12,056	13,100
Related party transaction through profit or loss		$ 12,056	12,000
Related Party 16
Disclosure of transactions between related parties [line items]
Name of related party		Frutícola Viconto S.A.
Nature of relationship		By director
Nature of transaction		Purchase of raw material and products
Related party transaction		$ 65,826	0
Related party transaction through profit or loss		$ 0	0
Related Party 17
Disclosure of transactions between related parties [line items]
Name of related party		Agrícola Alto Quitralmán Ltda.
Nature of relationship		By director
Nature of transaction		Purchase of raw materials and other
Related party transaction		$ 1,112,581	384
Related party transaction through profit or loss		$ 0
Related Party 18
Disclosure of transactions between related parties [line items]
Name of related party		Camara de Comercio de Stgo
Nature of relationship		By director
Nature of transaction		Purchase of services and other
Related party transaction		$ 9,712	27
Related party transaction through profit or loss		$ (9,712)	(27)
Related Party 19
Disclosure of transactions between related parties [line items]
Name of related party	[1]	Excelsior Wine Company (*)
Nature of relationship		Associate
Nature of transaction		Sale of raw materials and products
Related party transaction		$ 14,568,625	5,175,628
Related party transaction through profit or loss		$ 6,181,772	5,175,640
Related Party 20
Disclosure of transactions between related parties [line items]
Name of related party	[1]	Excelsior Wine Company (*)
Nature of relationship		Associate
Nature of transaction		Purchase of services and other
Related party transaction		$ 285,609	717,641
Related party transaction through profit or loss		$ (285,609)	(717,641)
Related Party 21
Disclosure of transactions between related parties [line items]
Name of related party		Digrans
Nature of relationship		Subsidiary shareholder
Nature of transaction		Sale of raw materials and products
Related party transaction		$ 12,982,789	313,489
Related party transaction through profit or loss		$ 5,904,677	312,512
Related Party 22
Disclosure of transactions between related parties [line items]
Name of related party		Digrans
Nature of relationship		Subsidiary shareholder
Nature of transaction		Purchase of services and other
Related party transaction		$ 0	16,034
Related party transaction through profit or loss		$ 0	(16,034)
Related Party 23
Disclosure of transactions between related parties [line items]
Name of related party		Southern Brewing Company S.A.
Nature of relationship		Associate
Nature of transaction		Purchase of raw materials and products
Related party transaction		$ 0	3,125,732
Related party transaction through profit or loss		$ 0	(81,694)
Related Party 24
Disclosure of transactions between related parties [line items]
Name of related party		Escalade Wines & Spirits
Nature of relationship		Associate
Nature of transaction		Sale of raw materials and products
Related party transaction		$ 3,597,207	510,374
Related party transaction through profit or loss		$ 2,105,514	507,219
Related Party 25
Disclosure of transactions between related parties [line items]
Name of related party		Escalade Wines & Spirits
Nature of relationship		Associate
Nature of transaction		Purchase of services and other
Related party transaction		$ 551,507	659,608
Related party transaction through profit or loss		$ (551,507)	(659,608)
Related Party 26
Disclosure of transactions between related parties [line items]
Name of related party		VCT Japón
Nature of relationship		Associate
Nature of transaction		Sale of raw materials and products
Related party transaction		$ 234,647	96,086
Related party transaction through profit or loss		$ 107,580	96,086
Related Party 27
Disclosure of transactions between related parties [line items]
Name of related party		VCT Japón
Nature of relationship		Associate
Nature of transaction		Purchase of services and other
Related party transaction		$ 2,237	58
Related party transaction through profit or loss		$ (2,237)	(58)
Related Party 28
Disclosure of transactions between related parties [line items]
Name of related party		ST Computación
Nature of relationship		By manager
Nature of transaction		Purchase of services and other
Related party transaction		$ 132,541	194,969
Related party transaction through profit or loss		$ (132,541)	(81,292)
Related Party 29
Disclosure of transactions between related parties [line items]
Name of related party		Comercial Greenvic S.A.
Nature of relationship		By director
Nature of transaction		Sale of raw materials and products
Related party transaction		$ 479,773	0
Related party transaction through profit or loss		$ 117,902	0
Related Party 30
Disclosure of transactions between related parties [line items]
Name of related party		Comercial Greenvic S.A.
Nature of relationship		By director
Nature of transaction		Sale of services and other
Related party transaction		$ 240,366	0
Related party transaction through profit or loss		$ 240,366	0
Related Party 31
Disclosure of transactions between related parties [line items]
Name of related party		Comercial Greenvic S.A.
Nature of relationship		By director
Nature of transaction		Purchase of raw materials and products
Related party transaction		$ 1,796	233
Related party transaction through profit or loss		$ 0	(107)
Related Party 32
Disclosure of transactions between related parties [line items]
Name of related party		Comercial Greenvic S.A.
Nature of relationship		By director
Nature of transaction		Purchase of services and other
Related party transaction		$ 0	6,135
Related party transaction through profit or loss		$ 0	(2,802)
Related Party 33
Disclosure of transactions between related parties [line items]
Name of related party		Viveros Guillaume
Nature of relationship		By manager
Nature of transaction		Purchase of raw materials and products
Related party transaction		$ 589,073	659,903
Related party transaction through profit or loss		$ 0	(254,077)
Related Party 34
Disclosure of transactions between related parties [line items]
Name of related party		Agricolas Las Pircas Ltda
Nature of relationship		Por Director
Nature of transaction		Purchase Materias Primas y Productos
Related party transaction		$ 67,868	0
Related party transaction through profit or loss		$ 0	$ 0

[1]	Corresponds to movements from January 1 up to the Company's takeover.